Loss per share - Basic loss per share and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)			¥ (711,240)	$ (103,120)	¥ (124,615)	¥ 75,427
Less: Accretion on convertible redeemable preferred shares to redemption value | ¥					(4,729,719)	(3,206,324)
Less: deemed dividend to the shareholders	¥ (24,229)	$ (3,512)			(104,036)
Net loss attributable to ordinary shareholders - basic and diluted			¥ (711,240)	$ (103,120)	¥ (4,958,370)	¥ (3,130,897)
Denominator:
Weighted average number of ordinary shares outstanding - basic			518,307,406	518,307,406	406,567,584	54,506,733
Weighted average number of ordinary shares outstanding - diluted			518,307,406	518,307,406	406,567,584	54,506,733
Net loss per share - basic | (per share)			¥ (1.37)	$ (0.20)	¥ (12.20)	¥ (57.44)
Net loss per share - diluted | (per share)			¥ (1.37)	$ (0.20)	¥ (12.20)	¥ (57.44)